Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Financial Data for the Company’s Reportable Segment

The following table presents specific financial data for the Company’s reportable segment (in thousands):

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2026	2025	2026	2025
Operating expenses:
Research & development expenses-clinical asset development	$185	$222	$447	$411
Research & development expense – related parties	117	1,638	633	2,365

General and administrative expenses – legal & professional fees	300	872	1,013	1,632
General and administrative expenses – accounting & audit fees	639	378	1,348	922
General and administrative expenses – salaries, payroll and stock based compensation	470	751	1,013	1,444
General and administrative expenses - other	1,291	1,091	2,204	1,794
Total operating costs and expenses	3,002	4,952	6,658	8,568
Operating loss	(3,002)	(4,952)	(6,658)	(8,568)
Other income (expenses):
Other expense	(1,536)	(1,023)	(1,826)	(1,992)
Loss on investment	(86)	-	(154)	-
Interest income	-	4	-	12
Interest expense, net	(17)	(57)	(66)	(233)
Total other (expense) income, net	(1,639)	(1,076)	(2,046)	(2,213)
Net loss	$(4,641)	$(6,028)	$(8,704)	$(10,781)

The following table presents certain financial data for the Company’s reportable segment (in thousands):

	December 31,
(Dollar amounts in thousands)	2025	2024
Operating expenses:
Research & development expenses-clinical asset development	$802	$3,278
Research & development expense – related parties	3,952	100
Research & development expense – related parties - digital assets	300	-
General and administrative expenses – legal & professional fees	4,682	2,258
General and administrative expenses – litigation liability accrual	9,594	-
General and administrative expenses – accounting & audit fees	1,749	1,625
General and administrative expenses – salaries, payroll and stock-based compensation	5,020	4,098
General and administrative expenses - issuance of common stock and pre-funded warrants	7,000	-
General and administrative expenses - other	3,658	4,060
Total operating costs and expenses	36,757	15,419
Operating loss	(36,757)	(15,419)
Other expenses:
Other expense	(1,774)	(890)
Other expense – digital assets	(402)	-
Total other expense, net	(2,176)	(890)
Interest Income	28	13
Interest expense, net	(319)	(1,506)
Total other expense, net	(2,467)	(2,383)
Net loss	$(39,224)	$(17,802)